Legacy Comera Convertible Preferred Stock - Additional Information (Details) - $ / shares	Sep. 30, 2022	May 18, 2022	Dec. 31, 2021	Apr. 30, 2021
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	1,000,000		14,051,702
Convertible preferred stock, par value	$ 0.0001		$ 0.001
Temporary Equity, Shares Issued			13,802,758
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	4,305		9,429,006
Convertible preferred stock, par value	$ 0.0001
Temporary Equity, Shares Issued	4,305
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			4,622,696
Legacy Comera
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		14,051,702
Convertible preferred stock, par value		$ 0.001
Legacy Comera | Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		9,429,006
Legacy Comera | Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		4,622,696
Legacy Comera | Series A-1 Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued				6,000,000
Legacy Comera | Series A-2 Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued				1,266,667
Legacy Comera | Series A-3 Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued				527,752
Legacy Comera | Series A-4 Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued				1,016,669
Legacy Comera | Series A-5 Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued				514,932
Legacy Comera | Series A-6 Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Issued				102,986